Distribution Date:	06/17/22	JPMBB Commercial Mortgage Securities Trust 2015-C28
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644FAA9	1.445100%	35,258,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644FAB7	2.773300%	163,954,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644FAC5	2.912400%	150,000,000.00	134,672,994.25	1,799,332.94	326,851.36	0.00	0.00	2,126,184.30	132,873,661.31	38.49%	30.00%
A-4	46644FAD3	3.227400%	379,976,000.00	379,976,000.00	0.00	1,021,945.45	0.00	0.00	1,021,945.45	379,976,000.00	38.49%	30.00%
A-SB	46644FAE1	3.042000%	70,766,000.00	36,122,459.39	1,108,014.31	91,570.43	0.00	0.00	1,199,584.74	35,014,445.08	38.49%	30.00%
A-S	46644FAH4	3.532300%	78,567,000.00	78,567,000.00	0.00	231,268.51	0.00	0.00	231,268.51	78,567,000.00	29.67%	23.13%
B	46644FAJ0	3.986000%	70,218,000.00	70,218,000.00	0.00	233,240.79	0.00	0.00	233,240.79	70,218,000.00	21.79%	16.98%
C	46644FAK7	4.282001%	54,168,000.00	54,168,000.00	0.00	193,289.50	0.00	0.00	193,289.50	54,168,000.00	15.70%	12.24%
D	46644FAX9	3.782001%	54,005,000.00	54,005,000.00	0.00	170,205.78	0.00	0.00	170,205.78	54,005,000.00	9.64%	7.51%
E	46644FAZ4	3.782001%	27,149,000.00	27,149,000.00	0.00	85,564.61	0.00	0.00	85,564.61	27,149,000.00	6.59%	5.14%
F	46644FBB6	3.782001%	14,639,000.00	14,639,000.00	0.00	46,137.25	0.00	0.00	46,137.25	14,639,000.00	4.95%	3.86%
NR*	46644FBD2	3.782001%	44,091,697.00	44,091,697.00	0.00	88,292.91	0.00	0.00	88,292.91	44,091,697.00	0.00%	0.00%
Z	46644FBH3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644FBF7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,142,791,699.00	893,609,150.64	2,907,347.25	2,488,366.59	0.00	0.00	5,395,713.84	890,701,803.39

X-A	46644FAF8	1.094585%	878,521,000.00	629,338,453.64	0.00	574,053.91	0.00	0.00	574,053.91	626,431,106.39
X-B	46644FAG6	0.296001%	70,218,000.00	70,218,000.00	0.00	17,320.47	0.00	0.00	17,320.47	70,218,000.00
X-C	46644FAM3	0.000000%	54,168,000.00	54,168,000.00	0.00	0.00	0.00	0.00	0.00	54,168,000.00
X-D	46644FAP6	0.500000%	54,005,000.00	54,005,000.00	0.00	22,502.08	0.00	0.00	22,502.08	54,005,000.00
X-E	46644FAR2	0.500000%	27,149,000.00	27,149,000.00	0.00	11,312.08	0.00	0.00	11,312.08	27,149,000.00
X-F	46644FAT8	0.500000%	14,639,000.00	14,639,000.00	0.00	6,099.58	0.00	0.00	6,099.58	14,639,000.00
X-NR	46644FAV3	0.500000%	44,091,697.00	44,091,697.00	0.00	18,371.54	0.00	0.00	18,371.54	44,091,697.00
Notional SubTotal			1,142,791,697.00	893,609,150.64	0.00	649,659.66	0.00	0.00	649,659.66	890,701,803.39

Deal Distribution Total					2,907,347.25	3,138,026.25	0.00	0.00	6,045,373.50

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the

	Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644FAC5	897.81996167	11.99555293	2.17900907	0.00000000	0.00000000	0.00000000	0.00000000	14.17456200	885.82440873
A-4	46644FAD3	1,000.00000000	0.00000000	2.68949999	0.00000000	0.00000000	0.00000000	0.00000000	2.68949999	1,000.00000000
A-SB	46644FAE1	510.44935972	15.65743874	1.29398906	0.00000000	0.00000000	0.00000000	0.00000000	16.95142780	494.79192098
A-S	46644FAH4	1,000.00000000	0.00000000	2.94358331	0.00000000	0.00000000	0.00000000	0.00000000	2.94358331	1,000.00000000
B	46644FAJ0	1,000.00000000	0.00000000	3.32166667	0.00000000	0.00000000	0.00000000	0.00000000	3.32166667	1,000.00000000
C	46644FAK7	1,000.00000000	0.00000000	3.56833370	0.00000000	0.00000000	0.00000000	0.00000000	3.56833370	1,000.00000000
D	46644FAX9	1,000.00000000	0.00000000	3.15166707	0.00000000	0.00000000	0.00000000	0.00000000	3.15166707	1,000.00000000
E	46644FAZ4	1,000.00000000	0.00000000	3.15166710	0.00000000	0.00000000	0.00000000	0.00000000	3.15166710	1,000.00000000
F	46644FBB6	1,000.00000000	0.00000000	3.15166678	0.00000000	0.00000000	0.00000000	0.00000000	3.15166678	1,000.00000000
NR	46644FBD2	1,000.00000000	0.00000000	2.00248382	1.14918326	40.35257273	0.00000000	0.00000000	2.00248382	1,000.00000000
Z	46644FBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644FBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644FAF8	716.36130911	0.00000000	0.65343220	0.00000000	0.00000000	0.00000000	0.00000000	0.65343220	713.05194343
X-B	46644FAG6	1,000.00000000	0.00000000	0.24666709	0.00000000	0.00000000	0.00000000	0.00000000	0.24666709	1,000.00000000
X-C	46644FAM3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644FAP6	1,000.00000000	0.00000000	0.41666660	0.00000000	0.00000000	0.00000000	0.00000000	0.41666660	1,000.00000000
X-E	46644FAR2	1,000.00000000	0.00000000	0.41666654	0.00000000	0.00000000	0.00000000	0.00000000	0.41666654	1,000.00000000
X-F	46644FAT8	1,000.00000000	0.00000000	0.41666644	0.00000000	0.00000000	0.00000000	0.00000000	0.41666644	1,000.00000000
X-NR	46644FAV3	1,000.00000000	0.00000000	0.41666666	0.00000000	0.00000000	0.00000000	0.00000000	0.41666666	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/22 - 05/30/22	30	0.00	326,851.36	0.00	326,851.36	0.00	0.00	0.00	326,851.36	0.00
A-4	05/01/22 - 05/30/22	30	0.00	1,021,945.45	0.00	1,021,945.45	0.00	0.00	0.00	1,021,945.45	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	91,570.43	0.00	91,570.43	0.00	0.00	0.00	91,570.43	0.00
X-A	05/01/22 - 05/30/22	30	0.00	574,053.91	0.00	574,053.91	0.00	0.00	0.00	574,053.91	0.00
X-B	05/01/22 - 05/30/22	30	0.00	17,320.47	0.00	17,320.47	0.00	0.00	0.00	17,320.47	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	05/01/22 - 05/30/22	30	0.00	22,502.08	0.00	22,502.08	0.00	0.00	0.00	22,502.08	0.00
X-E	05/01/22 - 05/30/22	30	0.00	11,312.08	0.00	11,312.08	0.00	0.00	0.00	11,312.08	0.00
X-F	05/01/22 - 05/30/22	30	0.00	6,099.58	0.00	6,099.58	0.00	0.00	0.00	6,099.58	0.00
X-NR	05/01/22 - 05/30/22	30	0.00	18,371.54	0.00	18,371.54	0.00	0.00	0.00	18,371.54	0.00
A-S	05/01/22 - 05/30/22	30	0.00	231,268.51	0.00	231,268.51	0.00	0.00	0.00	231,268.51	0.00
B	05/01/22 - 05/30/22	30	0.00	233,240.79	0.00	233,240.79	0.00	0.00	0.00	233,240.79	0.00
C	05/01/22 - 05/30/22	30	0.00	193,289.50	0.00	193,289.50	0.00	0.00	0.00	193,289.50	0.00
D	05/01/22 - 05/30/22	30	0.00	170,205.78	0.00	170,205.78	0.00	0.00	0.00	170,205.78	0.00
E	05/01/22 - 05/30/22	30	0.00	85,564.61	0.00	85,564.61	0.00	0.00	0.00	85,564.61	0.00
F	05/01/22 - 05/30/22	30	0.00	46,137.25	0.00	46,137.25	0.00	0.00	0.00	46,137.25	0.00
NR	05/01/22 - 05/30/22	30	1,728,543.97	138,962.35	0.00	138,962.35	50,669.44	0.00	0.00	88,292.91	1,779,213.41
Totals			1,728,543.97	3,188,695.69	0.00	3,188,695.69	50,669.44	0.00	0.00	3,138,026.25	1,779,213.41

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644FAH4	3.532300%	78,567,000.00	78,567,000.00	0.00	231,268.51	0.00	0.00	231,268.51	78,567,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644FAJ0	3.986000%	70,218,000.00	70,218,000.00	0.00	233,240.79	0.00	0.00	233,240.79	70,218,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644FAK7	4.282001%	54,168,000.00	54,168,000.00	0.00	193,289.50	0.00	0.00	193,289.50	54,168,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,953,000.03	202,953,000.00	0.00	657,798.80	0.00	0.00	657,798.80	202,953,000.00

Exchangeable Certificate Details
EC	46644FAL5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	6,045,373.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,200,614.95	Master Servicing Fee	7,109.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,714.09
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	384.75
ARD Interest	0.00	Senior Trust Advisor Fee	1,500.52
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,200,614.95	Total Fees	11,919.23

Principal		Expenses/Reimbursements
Scheduled Principal	1,099,807.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	4,558.21
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,403.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	21,067.52
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	640.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,807,540.08	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,907,347.25	Total Expenses/Reimbursements	50,669.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,138,026.25
Excess Liquidation Proceeds	0.00	Principal Distribution	2,907,347.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,045,373.50
Total Funds Collected	6,107,962.20	Total Funds Distributed	6,107,962.17

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	893,609,151.56	893,609,151.56	Beginning Certificate Balance	893,609,150.64
(-) Scheduled Principal Collections	1,099,807.17	1,099,807.17	(-) Principal Distributions	2,907,347.25
(-) Unscheduled Principal Collections	1,807,540.08	1,807,540.08	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	890,701,804.31	890,701,804.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	894,508,294.25	894,508,294.25	Ending Certificate Balance	890,701,803.39
Ending Actual Collateral Balance	891,583,891.35	891,583,891.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	98,274,510.46	11.03%	33	4.3647	NAP	Defeased	10	98,274,510.46	11.03%	33	4.3647	NAP
	9,999,999 or less	31	170,785,180.71	19.17%	32	4.3622	1.854544	1.35 or less	12	167,428,698.33	18.80%	31	4.4255	0.880740
10,000,000 to 19,999,999		5	73,867,758.43	8.29%	33	4.4923	1.062860	1.36 to 1.45	5	27,621,916.35	3.10%	33	4.2787	1.386182
20,000,000 to 24,999,999		5	106,144,462.03	11.92%	31	4.3034	1.277250	1.46 to 1.55	4	25,690,373.60	2.88%	34	4.7578	1.537601
25,000,000 to 49,999,999		6	216,486,273.05	24.31%	31	4.3033	2.241905	1.56 to 1.65	2	82,916,493.83	9.31%	34	4.1843	1.605268
	50,000,000 or greater	2	225,143,619.63	25.28%	33	3.5965	3.811622	1.66 to 1.80	7	153,993,692.76	17.29%	32	4.2356	1.772560
	Totals	59	890,701,804.31	100.00%	32	4.1584	2.271017	1.81 to 2.00	6	35,027,520.23	3.93%	32	4.2819	1.898968
								2.01 or greater	13	299,748,598.75	33.65%	32	3.8178	3.924898
								Totals	59	890,701,804.31	100.00%	32	4.1584	2.271017
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	18	98,274,510.46	11.03%	33	4.3647	NAP	South Carolina	2	1,363,890.99	0.15%	33	4.2500	1.479500
Alabama	1	4,524,685.00	0.51%	31	4.2200	1.789500	Tennessee	5	38,755,825.05	4.35%	30	4.3926	1.341854
Alaska	1	7,712,084.30	0.87%	34	5.2500	1.327500	Texas	7	239,954,204.97	26.94%	32	3.6689	3.632222
Arkansas	1	3,891,426.00	0.44%	31	4.2200	1.789500	Virginia	3	18,502,626.64	2.08%	33	4.1366	1.900455
California	7	59,848,360.16	6.72%	33	4.2685	2.496749	Washington	2	10,129,266.99	1.14%	33	4.4252	0.906636
Connecticut	3	8,609,113.92	0.97%	33	4.1416	2.079302	West Virginia	1	8,189,490.05	0.92%	33	4.3900	1.204200
Florida	4	14,342,279.75	1.61%	30	4.4383	3.216180	Wisconsin	5	27,856,477.29	3.13%	32	4.3401	1.200344
Georgia	3	16,112,821.50	1.81%	33	4.1845	2.540079	Totals	113	890,701,804.31	100.00%	32	4.1584	2.271017
Idaho	1	3,157,075.51	0.35%	32	4.3500	2.026300
									Property Type³
Illinois	4	20,866,822.19	2.34%	31	4.2084	1.483172
Indiana	5	24,688,440.50	2.77%	32	4.4251	1.829575		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	1	863,683.08	0.10%	32	4.2500	1.543200		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	3	12,765,916.00	1.43%	31	4.2200	1.757700	Defeased	18	98,274,510.46	11.03%	33	4.3647	NAP
Louisiana	3	2,850,000.00	0.32%	32	3.9704	2.294100	Industrial	2	9,819,616.87	1.10%	34	4.1551	1.363511
Maryland	1	75,143,619.63	8.44%	34	4.1744	1.600900	Lodging	12	120,159,753.02	13.49%	30	4.5176	2.066102
Massachusetts	2	22,732,995.06	2.55%	31	4.3083	0.741259	Mixed Use	3	32,798,394.08	3.68%	33	4.4323	1.055268
Michigan	1	1,006,747.15	0.11%	32	4.2500	1.543200	Multi-Family	8	108,482,709.76	12.18%	31	4.2946	1.634832
Minnesota	2	10,825,067.55	1.22%	30	4.4258	2.953675	Office	3	51,438,889.08	5.78%	31	4.3412	1.809226
Mississippi	2	24,600,709.43	2.76%	33	4.5223	0.558929	Retail	62	452,259,276.72	50.78%	33	3.9461	2.795672
Missouri	5	20,477,441.42	2.30%	31	4.2510	1.727788	Self Storage	5	17,468,654.78	1.96%	33	4.1269	2.477008
New Jersey	1	6,132,633.17	0.69%	34	4.1100	1.145700	Totals	113	890,701,804.31	100.00%	32	4.1584	2.271017
New York	11	67,976,208.62	7.63%	32	4.4799	1.821119
North Carolina	3	18,123,382.96	2.03%	31	4.3737	3.185544
Pennsylvania	4	8,191,514.82	0.92%	33	4.3932	1.993262
Rhode Island	1	12,232,484.61	1.37%	29	4.5270	3.587900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	98,274,510.46	11.03%	33	4.3647	NAP	Defeased	10	98,274,510.46	11.03%	33	4.3647	NAP
	4.40000% or less	37	611,944,278.66	68.70%	32	3.9890	2.562252	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	141,709,175.94	15.91%	31	4.5183	1.654996	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	1	6,120,671.08	0.69%	33	4.6960	2.265700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	8,450,085.49	0.95%	31	4.9400	2.614700	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	2	24,203,082.68	2.72%	34	5.0865	1.482100	49 months or greater	49	792,427,293.85	88.97%	32	4.1328	2.365286
	Totals	59	890,701,804.31	100.00%	32	4.1584	2.271017	Totals	59	890,701,804.31	100.00%	32	4.1584	2.271017
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	98,274,510.46	11.03%	33	4.3647	NAP	Defeased	10	98,274,510.46	11.03%	33	4.3647	NAP
	60 months or less	49	792,427,293.85	88.97%	32	4.1328	2.365286	Interest Only	6	291,284,818.00	32.70%	32	3.7586	3.446706
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	6	43,604,968.98	4.90%	33	4.7035	1.623777
	Totals	59	890,701,804.31	100.00%	32	4.1584	2.271017	241 months to 299 months	37	457,537,506.87	51.37%	32	4.3166	1.747483
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	890,701,804.31	100.00%	32	4.1584	2.271017
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	98,274,510.46	11.03%	33	4.3647	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	47	715,896,238.66	80.37%	32	4.1280	2.451881	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	76,531,055.19	8.59%	33	4.1775	1.555247
	Totals	59	890,701,804.31	100.00%	32	4.1584	2.271017
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303610001	RT	Houston	TX	Actual/360	3.307%	427,152.42	0.00	0.00	N/A	03/01/25	--	150,000,000.00	150,000,000.00	06/01/22
2	303610002	RT	Waldorf	MD	Actual/360	4.174%	270,504.89	109,762.15	0.00	N/A	04/01/25	--	75,253,381.78	75,143,619.63	11/01/21
5	303610005	MF	Starkville	MS	Actual/360	4.370%	160,822.00	68,713.58	0.00	N/A	03/01/25	--	42,737,077.31	42,668,363.73	06/01/22
6	303610006	OF	New York	NY	Actual/360	4.382%	169,795.14	0.00	0.00	N/A	01/01/25	--	45,000,000.00	45,000,000.00	06/01/22
7	303610007	LO	Various	Various	Actual/360	4.527%	148,602.50	65,337.12	0.00	N/A	11/01/24	--	38,120,309.18	38,054,972.06	06/01/22
8	883100342	MF	Nacogdoches	TX	Actual/360	4.216%	132,437.37	53,621.72	0.00	N/A	01/06/25	--	36,479,657.14	36,426,035.42	06/06/22
9	303610009	RT	Various	Various	Actual/360	4.220%	124,596.06	0.00	0.00	01/01/25	01/01/30	--	34,287,252.00	34,287,252.00	06/01/22
10	303610010	RT	Various	Various	Actual/360	4.220%	120,817.96	0.00	0.00	01/01/25	01/01/30	--	33,247,566.00	33,247,566.00	06/01/22
11	883100372	RT	Redding	CA	Actual/360	4.193%	106,584.20	49,037.67	0.00	N/A	03/06/25	--	29,519,485.24	29,470,447.57	06/06/22
12	695100449	RT	Various	Various	Actual/360	4.509%	84,825.43	1,864,736.31	0.00	N/A	03/06/25	--	21,846,739.24	19,982,002.93	06/06/22
13	303610013	MU	Jackson	MS	Actual/360	4.575%	83,454.18	40,500.03	0.00	N/A	03/01/25	--	21,183,505.20	21,143,005.17	06/01/22
14	303610014	LO	Chattanooga	TN	Actual/360	4.527%	85,087.20	37,410.90	0.00	N/A	11/01/24	--	21,827,023.95	21,789,613.05	06/01/22
16	883100368	Various Various		CA	Actual/360	4.503%	74,392.71	37,117.28	0.00	N/A	03/06/25	11/06/24	19,185,327.85	19,148,210.57	06/06/22
17	303610017	MF	Bryan	TX	Actual/360	3.993%	71,955.08	31,794.99	0.00	N/A	03/01/25	--	20,926,807.02	20,895,012.03	06/01/22
18	623100159	MF	Houston	TX	Actual/360	4.450%	79,690.35	29,490.69	0.00	N/A	11/06/24	--	20,796,322.47	20,766,831.78	06/06/22
19	883100354	Various Various		Various	Actual/360	3.970%	73,678.49	0.00	0.00	N/A	02/06/25	--	21,550,000.00	21,550,000.00	06/06/22
20	623100197	RT	Various	Various	Actual/360	5.010%	71,337.01	44,527.21	0.00	N/A	04/06/25	--	16,535,525.59	16,490,998.38	06/06/22
22	883100329	LO	Billerica	MA	Actual/360	4.323%	55,782.36	24,729.81	0.00	N/A	12/06/24	--	14,984,850.67	14,960,120.86	06/06/22
23	695100452	Various Various		VA	Actual/360	4.263%	43,679.70	20,864.16	0.00	N/A	03/06/25	--	11,898,854.11	11,877,989.95	06/06/22
24	303610024	LO	Duluth	GA	Actual/360	4.150%	37,839.21	31,860.85	0.00	N/A	03/01/25	--	10,588,507.16	10,556,646.31	06/01/22
25	695100447	RT	La Puente	CA	Actual/360	4.394%	37,518.00	19,528.35	0.00	N/A	03/06/25	--	9,915,633.19	9,896,104.84	06/06/22
26	883100357	LO	Indianapolis	IN	Actual/360	4.470%	36,468.13	18,566.44	0.00	N/A	02/06/25	--	9,474,291.07	9,455,724.63	06/06/22
28	695100448	MF	Charlotte	NC	Actual/360	4.317%	33,796.80	15,790.22	0.00	N/A	03/06/25	--	9,091,475.17	9,075,684.95	06/06/22
29	623100175	MF	Houston	TX	Actual/360	4.940%	36,011.40	15,438.60	0.00	N/A	01/06/25	--	8,465,524.09	8,450,085.49	06/06/22
30	303610030	LO	Juneau	AK	Actual/360	5.250%	34,996.24	29,018.96	0.00	N/A	04/05/25	--	7,741,103.26	7,712,084.30	06/05/22
31	303610031	RT	Foxborough	MA	Actual/360	4.280%	28,700.79	14,497.76	0.00	N/A	04/05/25	--	7,787,371.96	7,772,874.20	06/05/22
32	883100346	LO	Indianapolis	IN	Actual/360	4.570%	29,944.83	14,754.81	0.00	N/A	01/06/25	--	7,609,330.78	7,594,575.97	06/06/22
33	695100453	RT	Dunbar	WV	Actual/360	4.390%	31,002.07	11,512.41	0.00	N/A	03/06/25	--	8,201,002.46	8,189,490.05	06/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	303610034	SS	Various	Various	Actual/360	4.250%	27,414.89	12,250.22	0.00	N/A	01/05/25	--	7,490,975.48	7,478,725.26	06/05/22
35	303610035	MU	Hicksville	NY	Actual/360	4.100%	24,390.98	14,264.89	0.00	N/A	03/01/25	--	6,908,539.23	6,894,274.34	06/01/22
36	303610036	RT	Champaign	IL	Actual/360	4.157%	24,413.22	11,345.32	0.00	N/A	04/01/25	--	6,820,023.87	6,808,678.55	06/01/22
37	883100373	RT	Round Lake Beach	IL	Actual/360	4.312%	26,734.40	0.00	0.00	N/A	03/06/25	--	7,200,000.00	7,200,000.00	06/06/22
38	303610038	IN	Eatontown	NJ	Actual/360	4.110%	21,749.00	12,599.28	0.00	N/A	04/01/25	--	6,145,232.45	6,132,633.17	06/01/22
39	883100365	LO	Elk Grove	CA	Actual/360	4.696%	24,797.10	11,490.72	0.00	N/A	03/06/25	--	6,132,161.80	6,120,671.08	06/06/22
40	303610040	SS	Lorton	VA	Actual/360	3.910%	22,339.28	10,245.37	0.00	N/A	03/01/25	--	6,634,882.06	6,624,636.69	06/01/22
41	883100355	MF	Jacksonville	FL	Actual/360	4.050%	21,865.27	9,474.46	0.00	N/A	02/06/25	--	6,269,611.11	6,260,136.65	06/06/22
42	695100446	RT	Bothell	WA	Actual/360	4.350%	20,048.61	10,616.60	0.00	N/A	03/06/25	--	5,352,243.61	5,341,627.01	06/06/22
43	883100360	SS	Various	GA	Actual/360	4.250%	20,367.54	9,148.85	0.00	N/A	03/06/25	--	5,565,323.94	5,556,175.09	06/06/22
44	883100367	RT	Brooklyn	NY	Actual/360	4.353%	21,332.32	8,049.00	0.00	N/A	03/06/25	--	5,691,022.28	5,682,973.28	06/06/22
45	303610045	RT	Chicago	IL	Actual/360	4.100%	19,343.58	8,198.73	0.00	02/01/25	10/01/35	--	5,478,906.81	5,470,708.08	06/01/22
46	883100356	RT	Suwanee	GA	Actual/360	4.400%	18,411.43	9,631.18	0.00	N/A	02/06/25	11/06/24	4,859,321.07	4,849,689.89	06/06/22
47	623100186	MU	Norwalk	CT	Actual/360	4.280%	17,582.62	9,570.76	0.00	N/A	03/06/25	--	4,770,684.84	4,761,114.08	06/06/22
49	883100371	OF	San Clemente	CA	Actual/360	4.082%	17,597.65	7,474.40	0.00	N/A	03/06/25	--	5,006,363.48	4,998,889.08	06/06/22
50	303610050	LO	North Kansas City	MO	Actual/360	4.400%	14,878.91	11,639.37	0.00	N/A	01/01/25	--	3,926,983.98	3,915,344.61	06/01/22
51	883100366	RT	Murrieta	CA	Actual/360	4.370%	16,093.98	7,358.57	0.00	N/A	03/06/25	--	4,276,838.41	4,269,479.84	06/06/22
52	623100187	IN	Norwalk	CT	Actual/360	4.280%	14,385.78	7,830.62	0.00	N/A	03/06/25	11/06/24	3,903,287.76	3,895,457.14	06/06/22
53	303610053	RT	Various	Various	Actual/360	4.250%	13,089.82	10,719.57	0.00	N/A	02/01/25	--	3,576,723.96	3,566,004.39	06/01/22
54	303610054	MF	Spartanburg	SC	Actual/360	4.300%	13,510.02	7,348.81	0.00	N/A	02/01/25	--	3,648,618.84	3,641,270.03	06/01/22
55	303610055	IN	Mendota Heights	MN	Actual/360	4.230%	13,455.24	6,973.05	0.00	N/A	03/01/25	--	3,693,956.75	3,686,983.70	06/01/22
56	303610056	RT	Pascagoula	MS	Actual/360	4.200%	12,531.01	7,090.80	0.00	N/A	02/01/25	--	3,464,794.79	3,457,703.99	06/01/22
57	883100364	RT	Independence	MO	Actual/360	4.200%	12,523.83	7,036.86	0.00	N/A	03/06/25	--	3,462,809.29	3,455,772.43	06/06/22
58	303610058	RT	Dallas	TX	Actual/360	3.850%	11,350.33	7,402.00	0.00	N/A	02/05/25	--	3,423,642.25	3,416,240.25	06/05/22
59	303610059	SS	Menifee	CA	Actual/360	4.150%	7,654.93	11,303.10	0.00	N/A	02/01/25	--	2,142,070.59	2,130,767.49	06/01/22
60	303610060	SS	Coeur dAlene	ID	Actual/360	4.350%	11,849.55	6,320.58	0.00	N/A	02/01/25	--	3,163,396.09	3,157,075.51	06/01/22
62	883100370	MF	Manlius	NY	Actual/360	4.500%	11,343.56	4,921.04	0.00	N/A	03/06/25	--	2,927,371.39	2,922,450.35	06/06/22
64	303610064	RT	Various	Various	Actual/360	4.250%	9,363.91	7,668.34	0.00	N/A	02/01/25	--	2,558,639.02	2,550,970.68	06/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
65	623100177	MH	Huntsville	AL	Actual/360	4.700%	8,509.89	3,937.42	0.00	N/A	03/06/25	12/06/24	2,102,650.65	2,098,713.23	06/06/22
66	303610066	RT	Various	SC	Actual/360	4.250%	5,006.35	4,067.76	0.00	N/A	03/01/25	--	1,367,958.75	1,363,890.99	06/01/22
67	303610067	RT	Chicago	IL	Actual/360	4.350%	5,207.43	2,757.56	0.00	N/A	03/01/22	--	1,390,193.12	1,387,435.56	01/01/20
Totals							3,200,614.95	2,907,347.25	0.00				893,609,151.56	890,701,804.31
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	120,189,216.00	29,819,209.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,636,120.00	1,416,676.00	01/01/20	03/31/20	10/12/21	0.00	0.00	379,696.79	2,659,643.20	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	13,227,969.00	10,079,641.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,277,536.00	10,364,696.64	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,117,893.11	0.00	--	--	--	0.00	0.00	0.00	0.00	1,250.91	0.00
9	2,605,830.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,569,236.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,442,938.06	1,618,317.19	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	804,137.00	0.00	--	--	04/11/22	16,862,632.06	846,309.97	0.00	0.00	150,337.00	0.00
13	1,327,194.39	232,657.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,794,400.88	1,903,992.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,097,329.02	551,567.04	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,226,331.32	1,267,400.08	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,097,407.97	517,194.66	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,289,564.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	355,469.06	393,942.83	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,321,158.00	351,534.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,668,838.26	1,762,534.67	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	902,276.45	534,729.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,307,317.30	1,394,499.92	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,686,730.49	470,505.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	6,662.50	0.00
29	1,550,085.40	420,482.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,162,519.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	900,467.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,323,369.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	178,144.47	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,296,556.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	150,291.40	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	737,446.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	644,487.08	138,258.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,038,740.72	1,115,239.35	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	856,906.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	544,287.45	130,677.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,349,605.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	470,450.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	656,049.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	506,759.49	421,680.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	653,799.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	454,974.54	109,472.29	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	514,167.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	450,565.34	349,663.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	380,327.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	462,318.34	101,040.52	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	450,227.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	192,685.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	450,325.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	332,687.00	300,309.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	184,841.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	(87,677.00)	0.00	--	--	03/11/22	1,220,522.99	30,360.48	3,387.27	188,761.39	0.00	0.00
Totals	198,421,863.58	66,094,355.66				18,083,155.05	876,670.45	383,084.05	2,848,404.59	158,250.41	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
12	695100449	1,807,540.08	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,807,540.08		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	1	75,143,619.63	0	0.00	1	19,982,002.93	0	0.00	1	1,807,540.08	0	0.00	4.158378%	4.115894%	32
05/17/22	0	0.00	0	0.00	1	75,253,381.78	0	0.00	1	21,846,739.24	0	0.00	0	0.00	0	0.00	4.159361%	4.116317%	33
04/18/22	0	0.00	0	0.00	1	75,371,459.15	0	0.00	1	21,906,447.42	0	0.00	1	3,677,971.96	0	0.00	4.159649%	4.116589%	34
03/17/22	1	42,878,890.48	0	0.00	2	101,107,343.30	0	0.00	1	25,626,938.05	0	0.00	0	0.00	0	0.00	4.161341%	4.117172%	35
02/17/22	0	0.00	0	0.00	3	102,693,150.39	0	0.00	1	25,678,903.79	0	0.00	0	0.00	0	0.00	4.161650%	4.117468%	36
01/18/22	0	0.00	0	0.00	3	102,846,090.93	0	0.00	1	25,721,057.02	0	0.00	0	0.00	1	2,944,557.28	4.161329%	4.117119%	37
12/17/21	0	0.00	0	0.00	3	102,998,471.22	0	0.00	1	25,763,047.21	0	0.00	0	0.00	0	0.00	4.163833%	4.119721%	38
11/18/21	0	0.00	0	0.00	3	103,162,457.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164110%	4.119987%	39
10/18/21	0	0.00	1	76,053,889.89	2	27,259,789.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164934%	4.120819%	40
09/17/21	1	76,169,192.24	0	0.00	2	27,307,355.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164639%	4.120496%	41
08/17/21	0	0.00	0	0.00	3	103,626,618.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164894%	4.118672%	42
07/16/21	0	0.00	2	33,538,619.62	2	77,799,189.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.165147%	4.118910%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	303610002	11/01/21	6	6	379,696.79	2,659,643.20	93,384.93	75,947,005.23	07/09/20	1
67	303610067	01/01/20	28	5	3,387.27	188,761.39	155,110.35	1,466,137.14	11/20/18	13
Totals					383,084.05	2,848,404.59	248,495.28	77,413,142.37
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		1,387,436	0	1,387,436		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		816,308,843	721,183,220	75,143,620		19,982,003
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		73,005,526	73,005,526	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	890,701,804	794,188,746	0	0	76,531,055	19,982,003
May-22	893,609,152	795,118,837	0	0	76,643,575	21,846,739
Apr-22	894,777,528	796,106,513	0	0	76,764,567	21,906,447
Mar-22	899,532,558	754,150,479	42,878,890	0	76,876,250	25,626,938
Feb-22	900,825,915	798,132,765	0	0	77,014,247	25,678,904
Jan-22	901,414,305	798,568,214	0	0	77,125,034	25,721,057
Dec-21	905,432,990	802,434,519	0	0	77,235,424	25,763,047
Nov-21	906,577,250	803,414,792	0	0	103,162,458	0
Oct-21	908,116,420	804,802,741	0	76,053,890	27,259,789	0
Sep-21	908,777,120	805,300,572	76,169,192	0	27,307,356	0
Aug-21	909,834,634	806,208,015	0	0	103,626,619	0
Jul-21	910,888,171	799,550,362	0	33,538,620	77,799,189	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	303610002	75,143,619.63	75,947,005.23	90,200,000.00	09/05/21	1,317,672.00	1.60090	03/31/20	04/01/25	273
12	695100449	19,982,002.93	19,982,002.93	9,100,000.00	01/31/22	559,497.00	0.39490	12/31/21	03/06/25	273
67	303610067	1,387,435.56	1,466,137.14	630,000.00	11/22/21	(87,677.00)	(0.91730)	12/31/19	03/01/22	272
Totals		96,513,058.12	97,395,145.30	99,930,000.00		1,789,492.00

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	303610002	RT	MD	07/09/20	1

The loan transferred to the Special Servicer in 7/2020 following cash flow issues due to COVID impacts. The collateral is an open-air shopping center in Waldorf, MD. The property was 74% occupied as of 1/2022 and generated $5.1M of NOI in

2021. Although p erformance has improved, income generated from the property is not sufficient to cover senior and mezzanine debt service as well as leasing and capital expenses. Discussions are ongoing with mezzanine lender and borrower on a loan restructure wh ich i ncludes a new equity contribution from Borrower. Lender will dual track workout discussions with foreclosure.

12	695100449	RT	Various	03/09/20	7

There are 3 collateral properties for this loan all of which have become REO. Of those, 1 remains REO: Prime Outlets at Oshkosh. REO Title Date: 8/26/21. Description of Collateral: The property is a 270,495-square foot retail Outlet Shopping

Centerlocate d at 3001-3015 S Washburn St., Oshkosh, WI. The improvements were constructed in 1989 and are situated on a 37.62-acre site. The property is 57.8% occupied. Crossed with or is a Companion Loan to: N/A. Deferred

Maintenance/Repair Issues: Property manage r is reviewing status of the property. Leasing Summary: No leases have been entered into to date. In process with several renewals at the property, Hanes, Michael Kors, Rue 21. Marketing

Summary: Property is not currently listed for sale.

67	303610067	RT	IL	11/20/18	13

The Property is under the control of a court appointed receiver. Properly maintenance has been stabilized and a broker is actively seeking a lease candidate while SS continues advance foreclosure. Monthly reports are being delivered and current inspecti on finds the Property in fair to good condition. An MSJ has been prepared by Lender legal counsel and filing is pending information which should be received shortly for completion.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	303610014	22,614,634.48	4.52700%	22,614,634.48 4.52700%		10	08/04/20	06/01/20	09/11/20
26	883100357	9,827,636.34	4.47000%	9,827,636.34 4.47000%			08/05/20	07/06/20	11/12/20
30	303610030	0.00	5.25000%	0.00	5.25000%	8	05/21/21	05/05/20	--
39	883100365	6,351,260.76	4.69600%	6,351,260.76 4.69600%			08/28/20	10/06/20	11/12/20
Totals		38,793,531.58		38,793,531.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,200.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
				21,067.58
12	0.00	0.00	4,703.12		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	640.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	3,500.00	0.00	0.00	4,558.21	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,403.50	21,067.58	640.15	4,558.21	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,669.44

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30